INCOME TAX AND CONTRIBUTION - Schedule of Reconciliation of the Effective Income Tax Rate (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income tax and social contribution	R$ 124,870	R$ (9,190,174)	R$ (2,340,930)
Combined nominal tax rate	34.00%	34.00%	34.00%
Taxes calculated at nominal rates	R$ (42,456)	R$ 3,124,659	R$ 795,916
Adjustments to determine the effective rate
Deferred tax	(321,780)	(2,857,978)	(890,067)
Non‑taxable effect of the fair value measurement of convertible instruments	342,225	148,592	(8,584)
Permanent differences (non‑deductible)	22,009	(395,579)	43,764
Others	(10)	19,109	19,445
Total income tax and social contribution expenses	(12)	38,803	(39,526)
Current income tax and social contribution	(12)	(723)	0
Deferred income tax and social contribution	0	39,526	(39,526)
Income tax and social contribution credit	R$ (12)	R$ 38,803	R$ (39,526)
Effective rate	0.00%	0.40%	(1.70%)